Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Deferred tax asset	$ (16,927)	$ 0
Deferred tax liability	188,106	182,515
Total deferred tax liability (asset)	$ 171,179	$ 182,515	$ 186,432